Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Loans receivable, net
Schedule of loans receivable

	December 31,
	2020	2019
Loans receivable, gross
Personal loans	$21,170	$35,611
Corporate loans	4,719	5,760
Subtotal	25,889	41,371
Provision for loan losses	(2,172)	(192)
Total loans receivable, net	$23,717	$41,179
Less: classified as non-current loans receivable, net	(1,621)	(7,293)
Total current loans receivable, net	$22,096	$33,886

Schedule of loans receivable maturity analysis

For the year ending December 31,
2021	$22,096
2022	532
2023	93
2024	93
2025	96
2026 and thereafter	807
Total loans	23,717

Schedule of aging of loans receivable

	December 31,
	2020	2019
1‑89 days past due	$11	$177
90‑179 days past due	6	16,420
180‑365 days past due	524	4,497
Over 1 year past due (i)	14,482	331
Total past due	$15,023	$21,425
Loans without overdue (ii)	8,694	19,754
Total loans, net	$23,717	$41,179

Schedule of Company's loan portfolio by categories

	December 31,
	2020	2019
Installment loans to individuals	$11,730	$24,922
Real estate mortgage loan	7,285	11,138
Commercial loans	4,691	5,119
Total loans, net	$23,716	$41,179